Reclassifications within Consolidated Statements of Comprehensive (Loss) / Income	12 Months Ended
Dec. 31, 2023
Reclassifications within Consolidated Statements of Comprehensive (Loss) / Income [Abstract]
Reclassifications within Consolidated Statements of Comprehensive (Loss) / Income
29.
Reclassifications within Consolidated Statements of Comprehensive Loss

During the financial year, the Group has revised the presentation of the expenses to provide more disaggregated financial information as the Management is in the opinion that the revised presentation provides a clearer interpretation of the business operation costs of the Group.

Hence, certain expenses items within the consolidated statement of comprehensive loss have been reclassified to conform to the current presentation. These reclassifications have no impact to the Group's consolidated balance sheet, consolidated statement of cash flows, consolidated statements of changes in shareholders’ equity and reported net loss for the year of the Group.

The effects of these reclassifications on the Group's consolidated statements of comprehensive loss for the comparative financial year ended 31 December 2022, and financial year ended 31 December 2021 are as below:

29.
Reclassifications within Consolidated Statements of Comprehensive Loss (continued)

	For The Year Ended 31 December 2022
	Reclassification
	As previously reported	Venue costs	Sales and marketing cost	IT and Internet expenses	Employee compensation	Non-executive directors' remuneration	Staff cost	Office rental	Other expenses	As reclassified
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
Expenses
Venue costs	(6,864)	6,864	—	—	—	—	—	—	—	—
Sales and marketing cost	(20,955)	—	20,955	—	—	—	—	—	—	—
IT and Internet expenses	(11,313)	—	—	11,313	—	—	—	—	—	—
Employee compensation	(69,977)	—	—	—	69,977	—	—	—	—	—
Non-executive directors' remuneration	(2,356)	—	—	—	—	2,356	—	—	—	—
Staff cost	(2,166)	—	—	—	—	—	2,166	—	—	—
Office rental	(71)	—	—	—	—	—	—	71	—	—
Awards and events costs	—	(3,255)	—	—	—	—	—	—	—	(3,255)
Advertising and platform fees	—	(2,808)	(196)	—	—	—	—	—	—	(3,004)
Referral fees	—	—	(2,201)	—	—	—	—	—	—	(2,201)
Merchant fees	—	—	(2,444)	—	—	—	—	—	—	(2,444)
Salary and staff costs	—	—	—	—	(66,121)	(688)	(2,166)	—	(2,195)	(71,170)
Marketing expenses	—	(801)	(15,959)	—	—	—	—	—	—	(16,760)
Technology expenses	—	—	—	(11,313)	—	—	—	—	(85)	(11,398)
Share grant and option expenses	—	—	—	—	(3,856)	(1,668)	—	—	—	(5,524)
Other expenses	(9,973)	—	(155)	—	—	—	—	(71)	2,280	(7,919)
Total expenses	(123,675)	—	—	—	—	—	—	—	—	(123,675)

29.
Reclassifications within Consolidated Statements of Comprehensive Loss (continued)

	For The Year Ended 31 December 2021
	Reclassification
	As previously reported	Venue costs	Sales and marketing cost	IT and Internet expenses	Employee compensation	Non-executive directors' remuneration	Staff cost	Office rental	Other expenses	As reclassified
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
Expenses
Venue costs	(5,859)	5,859	—	—	—	—	—	—	—	—
Sales and marketing cost	(26,297)	—	26,297	—	—	—	—	—	—	—
IT and Internet expenses	(7,882)	—	—	7,882	—	—	—	—	—	—
Employee compensation	(65,184)	—	—	—	65,184	—	—	—	—	—
Non-executive directors' remuneration	(2,503)	—	—	—	—	2,503	—	—	—	—
Staff cost	(1,290)	—	—	—	—	—	1,290	—	—	—
Office rental	(91)	—	—	—	—	—	—	91	—	—
Awards and events costs	—	(2,703)	—	—	—	—	—	—	—	(2,703)
Advertising and platform fees	—	(2,810)	(229)	—	—	—	—	—	—	(3,039)
Referral fees	—	—	(1,376)	—	—	—	—	—	—	(1,376)
Merchant fees	—	—	(1,869)	—	—	—	—	—	—	(1,869)
Salary and staff costs	—	—	—	—	(56,642)	(575)	(1,290)	—	(495)	(59,002)
Marketing expenses	—	(346)	(22,727)	—	—	—	—	—	—	(23,073)
Technology expenses	—	—	—	(7,882)	—	—	—	—	(58)	(7,940)
Share grant and option expenses	—	—	—	—	(8,542)	(1,928)	—	—	—	(10,470)
Other expenses	(2,269)	—	(96)	—	—	—	—	(91)	553	(1,903)
Total expenses	(111,375)	—	—	—	—	—	—	—	—	(111,375)